Ordinary shares, share premium, and other equity - Called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Beginning Balance, equity		£ 65,734	[1]	£ 70,955
Redemption of preference shares, value		(2,040)		(1,338)
Capital reorganisation		0
Net equity impact of intra-group transfers		(3,015)
Proceeds from issuing shares and other equity instruments		1,925		2,495	[2]	£ 1,125	[2]
Ending Balance, equity		47,711		65,734	[1]	70,955
Barclays Bank Group [member]
Beginning Balance, equity		65,734	[3]	70,955
Redemption of preference shares, value		(2,040)		(1,338)
Capital reorganisation		0
Net equity impact of intra-group transfers		(3,015)
Ending Balance, equity		47,711		65,734	[3]	70,955
Ordinary share capital [member] | Barclays Bank Group [member]
Beginning Balance, equity		2,342		2,342
At securities redemption		0		0
Redemption of preference shares, value		0		0
Capital reorganisation		0		0
Net equity impact of intra-group transfers		0		0
Ending Balance, equity		2,342		2,342		2,342
Preference share capital [member] | Barclays Bank Group [member]
Beginning Balance, equity		19		28
At securities redemption		0		0
Redemption of preference shares, value		(13)		(9)
Capital reorganisation		0		0
Net equity impact of intra-group transfers		0		0
Ending Balance, equity		6		19		28
Share premium [member] | Barclays Bank Group [member]
Beginning Balance, equity		12,092		12,092
At securities redemption		0		0
Redemption of preference shares, value		0		0
Capital reorganisation		(12,092)		0
Net equity impact of intra-group transfers		0		0
Ending Balance, equity		0		12,092		12,092
Total share capital and share premium [member]
Beginning Balance, equity		14,453		14,462	[4]
Redemption of preference shares, value	[4]	(13)		(9)
Capital reorganisation	[4]	(12,092)
Net equity impact of intra-group transfers	[4]	0
Ending Balance, equity		2,348	[4]	14,453		14,462	[4]
Total share capital and share premium [member] | Barclays Bank Group [member]
Beginning Balance, equity	[4]	14,453		14,462
At securities redemption		0		0
Redemption of preference shares, value	[4]	(13)		(9)
Capital reorganisation		(12,092)	[4]	0
Net equity impact of intra-group transfers	[4]	0		0
Ending Balance, equity	[4]	2,348		14,453		14,462
Other equity instruments [member]
Beginning Balance, equity		8,982		6,486	[4]
Redemption of preference shares, value	[4]	0		0
Capital reorganisation	[4]	0
Net equity impact of intra-group transfers	[4]	(2,070)
Ending Balance, equity		7,595	[4]	8,982		6,486	[4]
Other equity instruments [member] | Barclays Bank Group [member]
Beginning Balance, equity	[4]	8,982		6,486
At securities redemption		(1,242)		0
Redemption of preference shares, value	[4]	0		0
Capital reorganisation		0	[4]	0
Net equity impact of intra-group transfers	[4]	(2,070)		0
Ending Balance, equity	[4]	£ 7,595		£ 8,982		£ 6,486

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[4]	For further details refer to Note 30 .